Short-term bank loans and other debt - Short-term bank loans and other debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 63,295,071	$ 81,598,369
Loan from Hua Xia Bank Co., Ltd. | Loan from Hua Xia Bank Co Ltd Due July 10, 2022 at 7.00% per annum
Short-term bank loans and other debt
Maturity date	Mar. 21, 2023
Stated rate	7.00%
Loan from Hua Xia Bank Co., Ltd. | Loan from Hua Xia Bank Co Ltd Due June 11, 2023 at 7.00% per annum
Short-term bank loans and other debt
Maturity date	Mar. 21, 2023
Stated rate	7.00%
Loan from Hua Xia Bank Co., Ltd. | Loan From Hua Xia Bank Co Ltd Due March 21 2023 at 7.00 per annum
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 3,953,295	4,020,331
Loan from Hua Xia Bank Co., Ltd. | Loan From Hua Xia Bank Co Ltd Due March 21 2023 at 7.00 Per annum
Short-term bank loans and other debt
Short-term bank loans and other debt	0	11,486,661
Loan from Hua Xia Bank Co., Ltd. | Loan from Hua Xia Bank Co., Ltd. Due March 30, 2023 at 8.00% per annum
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 0	5,743,331
Maturity date	Mar. 30, 2023
Stated rate	8.00%
Loan from Everbright Bank | Loan from Everbright Bank Due October 19, 2023 at 8.00% per annum
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 4,207,435	4,278,781
Maturity date	Oct. 19, 2022
Stated rate	7.83%
Loan from Henan Zhongyuan Microfinance Co., Ltd | Loan from Henan Zhongyuan Microfinance Co., Ltd Due July 29, 2023, at 11.00% per annum
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 4,165,078	4,235,706
Maturity date	Jul. 13, 2023
Stated rate	11.00%
Loan from Beijing Dingcheng Pawnshop Co., Ltd | Loan from Beijing Dingcheng Pawnshop Co., Ltd Due March 9, 2023 at 19.20% per annum
Short-term bank loans and other debt
Maturity date	Sep. 09, 2022
Stated rate	18.00%
Loan from Beijing Dingcheng Pawnshop Co., Ltd | Loan from Beijing Dingcheng Pawnshop Co., Ltd Due September 9, 2022 at 19.20% per annum
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 1,553,080	1,579,416
Loan from Bank of Zhengzhou | Loan from Bank of Zhengzhou Due March 28, 2023, at 6.50% per annum
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 49,416,183	$ 50,254,143
Maturity date	Mar. 28, 2023
Stated rate	4.75%